Share Capital - Deferred Share Unit Plan, Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Deferred share unit plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of liability	$ 3.0	$ 2.0